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                           PAYSON TOTAL RETURN FUND

                    SUPPLEMENT DATED SEPTEMBER 10, 2007 TO
                        PROSPECTUS DATED AUGUST 1, 2007

ON PAGE 11 OF THE PROSPECTUS, THE SECTION CAPTIONED "GENERAL INFORMATION" IS REPLACED WITH THE FOLLOWING:

HOW TO CONTACT THE FUND

WRITE TO US AT:
 Payson Total Return Fund
 P.O. Box 446
 Portland, Maine 04112

OVERNIGHT ADDRESS:
 Payson Total Return Fund
 3 Canal Plaza
 Ground Floor
 Portland, Maine 04101

TELEPHONE US AT:
 (800) 805-8258 (Toll Free)

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
 Citibank, N.A.
 New York, New York
 ABA #021000089

FOR CREDIT TO:
 Citigroup Fund Services, LLC
 Account # 30576692
 (Name of Your Fund)
 (Your Name)
 (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares of the Fund on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund class may accept and process orders when the New York Stock Exchange is closed if deemed appropriate Trust's officers

You may purchase or sell (redeem) shares of the Fund at the net asset value of a Share ("NAV") after the transfer agent receives your request in proper form (as described in this Prospectus on pages 14 through 20). For instance, if the transfer agent receives your purchase, redemption, or exchange request in proper form after 4:00 p.m. Eastern time, your transaction will be priced at the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from a Fund, you will receive quarterly statements detailing Fund balances and all transactions completed during the prior quarter and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by quarterly statements. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE